Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business and Basis of Presentation
Note 1 Business and Basis of Presentation
Business
Dave Inc. (the “Company” or “Dave”), formerly known as VPC Impact Acquisition Holdings III, Inc. is a Delaware corporation, which operates through its subsidiary, Dave Operating LLC. The Company’s business is to provide its members (“Members”) a suite of financial software and services related to personal finance. All operating activities, revenues earned, and expenses incurred were generated in the United States of America.
VPCC was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On January 5, 2022 (the “Closing Date”), VPCC completed a business combination (the “Business Combination”) pursuant to the Agreement and Plan of Merger, dated as of June 7, 2021 (the “Merger Agreement”), by and among VPCC, Bear Merger Company I, Inc., Bear Merger Company II, LLC, and pre-Business Combination Dave Inc. (“Legacy Dave”). On the Closing Date, VPCC was renamed Dave Inc. and its shares began trading on The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbol “DAVE.” The Company’s public warrants also trade on Nasdaq under the ticker symbol “DAVEW”.
Unless the context otherwise requires, the information below pertains to Legacy Dave, the pre-Business Combination operating company that existed prior to the Business Combination which closed on the Closing Date, and in such context, the terms “the Company” or “Dave” refers to such pre-combination company. Please refer to Note 19
Subsequent Events
for further discussion of the Business Combination.
Dave’s Personal Financial Management Service
Dave’s personal financial management service enables Members to monitor their bank account balances to avoid overdraft fees and build budgets to assist in short-term financial planning. When a Member signs up for the Company’s mobile application, Dave connects to the Member’s checking account and then monitors and analyzes the Member’s typical spending and saving behavior. Based on this analysis, Dave identifies upcoming expenses, such as a car or rent payment, and likely future spending based on historical spending habits that enables Members to more effectively manage their finances. The Members are charged a $1 monthly fee for this software monitoring service. Revenue from Dave’s personal financial management service are included in service based revenue, net in the consolidated statement of operations.
Dave’s Advance Service (Extra Cash)
Many of Dave’s Members are at risk of having liquidity shortfalls before they receive their next paycheck. To help these Members avoid incurring overdraft fees, Dave offers them the ability to obtain a non-recourse
cash advance of up to $250 (an “Advance”).
Members need not pay a fee to obtain an Advance, as Members can always obtain Advances via automated clearing house (“ACH”) payment for free, which generally arrive within three business days. However, many Members choose to pay an optional instant transfer fee to obtain the Advance within eight hours. Members may also choose to pay a voluntary tip to compensate the Company for use of its Advance service. Revenue from Dave’s advance service are included in service based revenue, net in the consolidated statement of operations.
Dave’s Job Portal Service
As an additional tool to help prevent overdrafting and improve cash flow, Dave helps connect Members to open local jobs. Dave’s job portal service, referred to as “Side Hustle,” enables Members to view potential opportunities for supplemental work, primarily in flexible, part-time roles. Side Hustle allows Members to submit applications to a repository of job openings with various partner companies, which include various ride share platforms and food delivery companies. Dave generates referral fees from partner companies for facilitating contacts between them and the Dave’s Members. Revenue from Dave’s job portal service are included in service based revenue, net in the consolidated statement of operations.
Dave’s Checking Product
Dave offers a free, no minimum, no
overdraft-fee
mobile checking account to its Members in partnership with a federally insured banking institution. Members can fund their accounts with direct deposit from their payroll or make manual cash and electronic deposits, spend via a debit card, access ATMs and transfer funds between accounts at other banks and to third parties online, all through Dave’s mobile application.
Other features include automated budgeting, advances, access to the Company’s exclusive job board, and the ability to build credit with on-time
rent payments. Revenue from Dave’s checking product are included in transaction based revenue, net in the consolidated statement of operations.
Basis of Presentation
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and a variable interest entity (“VIE”). All intercompany transactions and balances have been eliminated upon consolidation.
In accordance with the provisions of Accounting Standards Codification (“ASC”) 810,
Consolidation,
the Company consolidates any VIE of which the Company is the primary beneficiary. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company does not consolidate a VIE in which it has a majority ownership interest when it is not considered the primary beneficiary. The Company evaluates its relationships with its VIEs on an ongoing basis to ensure that the Company continues to be the primary beneficiary.

Variable Interest Entities
The Company is considered the primary beneficiary of Dave OD Funding I, LLC (“Dave OD”), as it has the power over the activities that most significantly impact the economic performance of Dave OD and has the obligation to absorb expected losses and the right to receive expected benefits that could be significant, in accordance with accounting guidance. As a result, the Company consolidated Dave OD and all intercompany accounts have been eliminated. The carrying value of Dave OD’s assets and liabilities, after elimination of any intercompany transactions and balances, in the consolidated balance sheet as of December 31, 2021, are as follows:

Assets
Cash and cash equivalents	$26,239
Member advances, net of allowance for unrecoverable advances of $1,315 as of December 31, 2021	35,835
Debt and credit facility commitment fee, current	470
Debt facility commitment fee, long-term	131

Total assets	$62,675

Liabilities
Accounts payable	$411
Debt facility	35,000
Credit facility	20,000
Other current liability	400
Warrant liability	3,726

Total liabilities	$59,537

The assets of Dave OD are not restricted and its creditors have full recourse against the Company for its liabilities. Dave OD had no activity during the year ended December 31, 2020.
COVID-19
Impact
There are many uncertainties regarding the current global pandemic involving a novel strain of coronavirus
(“COVID-19”),
and the Company continues to closely monitor the impact of the pandemic on all aspects of its business, including how it has and may in the future impact its Members, employees, suppliers, vendors, and business partners. The duration and magnitude of the continuing effects of
COVID-19
on the Company’s Members remain uncertain and dependent on various factors, including the continued severity and transmission rate of the virus, new variants of the virus, the nature of and duration for which preventative measures remain in place, the extent and effectiveness of containment and mitigation efforts, including vaccination programs, and the type of stimulus measures and other policy responses that the U.S. government may further adopt.
Beginning in March 2020, the Company’s business and operations were disrupted by the conditions caused by
COVID-19,
which adversely affected Members’ spending levels and disposable income. Governmental actions such as the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) helped mitigate the effects of
COVID-19
on the Company’s Members. In particular, stimulus funds and incremental unemployment benefits provided under the CARES Act created additional financial support for the Company’s Members; however, the overall economic conditions potentially increase Members’ credit risk. The Company expects to continue to assess the evolving impact of the
COVID-19
pandemic and intends to make adjustments to its responses accordingly.